LITIGATION AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
LITIGATION AND CONTINGENCIES
LITIGATION AND CONTINGENCIES

23  – LITIGATION AND CONTINGENCIES

23.1        Lawsuits or other legal actions:

In the opinion of the Company’s legal counsel, the Parent Company and its subsidiaries do not face legal or extrajudicial contingencies that might result in material or significant losses or gains, except for the following:

1)	Embotelladora del Atlántico S.A. and Andina Empaques Argentina S.A. face labor, tax, civil and trade lawsuits. Accounting provisions have been made for the contingency of a probable loss because of these lawsuits, totaling ThCh$ 699,235 (ThCh$ 722,249 as of December 31, 2024). Management considers it unlikely that non-provisioned contingencies will affect the Company’s income and equity, based on the opinion of its legal counsel. Additionally, Embotelladora del Atlántico S.A. maintains time deposits for an amount of ThCh$ 21,331 (ThCh$61,269 as of December 31, 2024) in time deposits to guarantee judicial liabilities.
2)	Rio de Janeiro Refrescos Ltda. faces labor, tax, civil and trade lawsuits. Accounting provisions have been made for the contingency of a probable loss because of these lawsuits, totaling ThCh$ 54,678,827 (ThCh$ 53,001,124 as of December 31, 2024). Management considers it unlikely that non-provisioned contingencies will affect the Company’s income and equity, based on the opinion of its legal counsel. As it is customary in Brazil, Rio de Janeiro Refrescos Ltda. maintains Deposit in courts and assets given in pledge to secure the compliance of certain processes, irrespective of whether these have been classified as a possible, probable or remote. The amounts deposited or pledged as legal guarantees amounted to ThCh$ 25,362,998 (ThCh$ 24,406,565 as of December 31, 2024).

Part of the assets held under warranty by Rio de Janeiro Refrescos Ltda. are in the process of being released and others have already been released in exchange for guarantee insurance and bond letters for BRL 2,749,783,313 with different Financial Institutions and Insurance Companies in Brazil, these entities receive an annual commission fee of 0.13%, and become responsible of fulfilling obligations with the Brazilian tax authorities should any trial result against Rio de Janeiro Refrescos Ltda. Additionally, if the warranty and bond letters are executed, Rio de Janeiro Refrescos Ltda. promises to reimburse to the financial institutions and Insurance Companies any amounts disbursed by them to the Brazilian government.

Main contingencies faced by Rio de Janeiro Refrescos are as follows:

a)	Tax contingencies resulting from credits on tax on industrialized products (IPI).

Rio de Janeiro Refrescos is a party to a series of proceedings under way, in which the Brazilian federal tax authorities demand payment of value-added tax on industrialized products (Imposto sobre Produtos Industrializados, or IPI) totaling BRL 3,625,647,115 as of the date of these financial statements.

The Company does not share the position of the Brazilian tax authority in these procedures and considers that it was entitled to claim IPI tax credits in connection with purchases of certain exempt raw materials from suppliers located in the Manaus free trade zone.

Based on the opinion of its advisers, and legal outcomes to date, Management estimates that these procedures do not represent probable losses and has not recorded a provision on these matters.

Notwithstanding the above, the IFRS related to business combination in terms of distribution of the purchase price establish that contingencies must be measured one by one according to their probability of occurrence and discounted at fair value from the date on which it is deemed the loss can be generated. As a result of the acquisition of Companhia de Bebidas Ipiranga in 2013 and pursuant to this criterion and although there are contingencies listed only as possible for BRL 665,173,794 (amount includes adjustments for current lawsuits) a start provision has been generated in the accounting of the business combination for BRL 124,862,349.

b)	Other tax contingencies.

They refer to ICMS-SP tax administrative processes that challenge the credits derived from the acquisition of tax-exempt products acquired by the Company from a supplier located in the Manaus Free Zone. The total amount is BRL 613,868,342, being assessed by external attorneys as a remote loss, so it has no accounting provision.

The company was challenged by the federal tax authority for tax deductibility of a portion of goodwill in the 2014-2016 period arising from the acquisition of Companhia de Bebidas Ipiranga. The tax authority understands that the entity that acquired Companhia de Bebidas Ipiranga is Embotelladora Andina and not Rio de Janeiro Refrescos Ltda. In the view of external lawyers, such a statement is erroneous, classifying it as a possible loss. The value of this process is BRL 1,190,254,577 as of the date of these financial statements.

3)	Embotelladora Andina S.A. and its Chilean subsidiaries face labor, tax, civil and trade lawsuits. Accounting provisions have been made for the contingency of a probable loss because of these lawsuits, totaling ThCh$ 2,379,469 (ThCh$ 1,472,915 as of December 31, 2024). Management considers it is unlikely that non-provisioned contingencies will affect income and equity of the Company, in the opinion of its legal advisors.
4)	Paraguay Refrescos S.A. faces tax, trade, labor and other lawsuits. Accounting provisions have been made for the contingency of any loss because of these lawsuits amounting to ThCh$ 53,678 (ThCh$ 49,511 as of December 31, 2024). Management considers it is unlikely that non-provisioned contingencies will affect income and equity of the Company, in the opinion of its legal advisors.

23.2        Direct guarantees and restricted assets:

Guarantees and restricted assets are detailed as follows:

Guarantees that commit assets recognized in the financial statements:

			Committed assets		Carrying amount
Creditor of the guarantee	Name of debtor	Relationship	Collateral	Type	12.31.2025	12.31.2024
					ThCh$	ThCh$
Administradora Plaza Vespucio S.A.	Embotelladora Andina S.A.	Parent	Guarantee receipt	Trade Debtors and Other Accounts Receivable	154,080	141,900
Elqui Limited Agricultural Cooperative	Embotelladora Andina S.A.	Parent	Guarantee receipt	Other non-current financial assets	1,361,892	1,212,500
Mall Plaza	Embotelladora Andina S.A.	Parent	Guarantee receipt	Trade Payables and Other Accounts Receivable	881,130	628,381
Metro S.A.	Embotelladora Andina S.A.	Parent	Guarantee receipt	Trade receivables and other accounts receivable	23,996	23,204
Parque Arauco S.A.	Andina Bottling Company	Parent	Guarantee receipt	Trade Payables and Other Accounts Receivable	323,386	312,712
Lease agreement	Embotelladora Andina S.A.	Parent	Guarantee receipt	Trade Debtors and Other Accounts Receivable	96,046	92,875
Miscellaneous	Embotelladora Andina S.A.	Parent	Guarantee receipt	Trade Debtors and Other Accounts Receivable	82,919	98,879
Various Retail	Polar Transportation	Subsidiary	Guarantee receipt	Trade Payables and Other Accounts Receivable	56,951	22,235
Employee Claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	8,863,041	8,045,861
Civil and tax claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	6,265,150	6,370,534
Government institutions	Rio de Janeiro Refrescos Ltda.	Subsidiary	Plant and equipment	Property, Plant, and Equipment	10,234,807	9,990,170
Distribuidora Baraldo S.H.	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	—	19
Acuña Gómez	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	19	29
Nicanor López	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	13	21
Municipality of Bariloche	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	655	—
Municipality of San Antonio Oeste	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	1,376	2,131
Municipality of Carlos Casares	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	56	86
Municipality of Chivilcoy	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	8,607	13,331
Granada Maximiliano	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	112	174
Municipality of Junin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	55	—
Almada Jorge	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	152	236
Other	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	42	55
Temas Industriales SA - General seizure of funds	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	7,817	12,107
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	1,652	2,559
Coto Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	—	1,014
Cencosud	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	156	241
José Luis Kreitzer, Alexis Beade, and Cesar Bechetti	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	617	—
Vicentin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	—	956
Province of Entre Ríos	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	—	6,981
Marcus A. Peña	Paraguay Refrescos	Subsidiary	Real Estate	Property, Plant, and Equipment	5,515	5,252
Ana Maria Mazó	Paraguay Refrescos	Subsidiary	Real Estate	Property, Plant, and Equipment	—	1,137
Stefano Szwao Giacomelli	Paraguay Refrescos	Subsidiary	Real estate	Property, plant, and equipment	3,311	3,054
Rental guarantee	Paraguay Refrescos	Subsidiary	Real Estate	Property, Plant, and Equipment	1,361	—
Sofía Cartes	Paraguay Refrescos	Subsidiary	Real Estate	Property, Plant, and Equipment	3,220	2,637

Guarantees that do not commit assets recognized in the Financial Statements:

			Committed assets		Amounts involved
Creditor of the guarantee	Debtor name	Relationship	Guarantee	Type	12.31.2025	12.31.2024
					ThCh$	ThCh$
Labor proceedings	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee receipt	Legal proceeding	5,980,781	6,648,889
Administrative proceedings	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee receipt	Legal proceeding	88,143,399	80,036,491
Federal Government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee receipt	Legal proceeding	219,466,178	188,083,737
State Government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee receipt	Legal proceeding	138,003,496	116,943,181
Other	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee receipt	Legal proceeding	1,737,590	1,407,340
EZEIZA Customs	Embotelladora del Atlántico S.A.	Subsidiary	Surety bond	Faithful compliance of contract	346,823	576,829
EZEIZA Customs	Andina Empaques Argentina S.A.	Subsidiary	Surety bond	Faithful compliance of contract	—	4,414